Segment Information (Assets Information by Segment) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 18,862,000	$ 69,510,000	$ 17,966,000	$ 1,704,000
Term deposit	101,503,000	58,563,000
Accounts receivable, net	54,475,000	21,379,000
Fixed assets, net	2,434,000	1,078,000
Intangible assets, net	13,213,000	1,590,000
Goodwill	17,958,000	0
Total assets	247,718,000	160,482,000
Consumer [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	17,590,000
Term deposit	101,503,000
Accounts receivable, net	46,380,000
Fixed assets, net	2,325,000
Intangible assets, net	8,543,000
Goodwill	15,858,000	0
Total assets	229,088,000
Enterprise [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	1,272,000
Term deposit	0
Accounts receivable, net	8,095,000
Fixed assets, net	109,000
Intangible assets, net	4,670,000
Goodwill	2,100,000	0
Total assets	$ 18,630,000